Finance costs (Details)		3 Months Ended				9 Months Ended
	Nov. 08, 2022 USD ($) Tranche	Sep. 30, 2022 GBP (£)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 GBP (£)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 GBP (£)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 GBP (£)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 GBP (£)
Finance costs [Abstract]
Interest on lease liabilities (see Note 12)		£ 461,000		£ 428,000		£ 1,316,000		£ 1,301,000
Interest expenses on financial liabilities measured at amortized cost		1,324,000		889,000		3,199,000		3,164,000
Total finance costs		1,785,000		£ 1,317,000		4,515,000		4,465,000
Finance costs [Abstract]
Interest-bearing loans and borrowings		£ 45,563,000				45,563,000				£ 37,226,000
Oxford Debt Agreement [Member]
Finance costs [Abstract]
Interest expense on borrowings | $			$ 50,000,000		$ 50,000,000		$ 50,000,000		$ 50,000,000
Interest expense								£ 546,000
Repayment of debt						1,579,000
Early repayment of finance fee						£ 225,000
Pharmakon loan agreement [Member] | Subsequent events [Member]
Finance costs [Abstract]
Borrowings, maximum capacity | $	$ 100,000,000
Number of traches associated to borrow agreement | Tranche	2
Pharmakon Loan Agreement, Tranche One [Member] | Subsequent events [Member]
Finance costs [Abstract]
Borrowings, maximum capacity | $	$ 50,000,000
Fixed interest rate	9.75%
Maturity period of draw	6 years
IPO [Member] | Oxford Debt Agreement [Member]
Finance costs [Abstract]
Interest expense | $							$ 750,000